EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 344	$ 337	$ 381
Interest cost	1,422	1,475	1,914
Expected return on plan assets	(1,731)	(2,076)	(2,168)
Amortization of initial net obligation and prior service cost	3	3	3
Amortization of net loss	989	914	1,062
Settlement and curtailment losses recognized	0	0	0
Net periodic benefit cost	1,027	653	1,192
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	4	9
Interest cost	350	389	1,233
Amortization of initial net obligation and prior service cost	(1,519)	(1,709)	(2,295)
Amortization of net loss	1,225	1,287	1,356
Net periodic benefit cost	61	(29)	303
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,740	1,379	2,015
Interest cost	7,310	5,774	7,091
Expected return on plan assets	(12,412)	(9,971)	(9,591)
Amortization of initial net obligation and prior service cost	27	61	212
Amortization of net loss	2,846	1,818	2,379
Settlement and curtailment losses recognized	768	218	0
Net periodic benefit cost	1,279	(721)	2,106
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	28	29	38
Interest cost	98	99	128
Amortization of initial net obligation and prior service cost	(7)	(7)	(7)
Amortization of net loss	(23)	(29)	(30)
Net periodic benefit cost	$ 96	$ 92	$ 129